Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005424
Average Annual Return [Line Items]
Average Annual Return, Percent	18.78%		11.70%	15.66%
Without Sales Load [Member] | C000005425
Average Annual Return [Line Items]
Average Annual Return, Percent	18.47%		11.41%	15.35%
Without Sales Load [Member] | C000005426
Average Annual Return [Line Items]
Average Annual Return, Percent	18.16%		11.12%	15.05%
Without Sales Load [Member] | C000166329
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%		11.85%	15.81%
Without Sales Load [Member] | C000225816
Average Annual Return [Line Items]
Average Annual Return, Percent	19.62%	12.22%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	12.52%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%		15.32%	18.13%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%		15.32%	18.13%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%		15.32%	18.13%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%		15.32%	18.13%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%	15.44%